Taxes on Income (Narratives) (Details) € in Millions, ₪ in Millions	1 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Deferred income taxes [Line Items]
Income tax rate		23.00%	23.00%	23.00%	23.00%
Unreleased trapped earnings amount		₪ 950	$ 298,000,000
Carryforward tax losses of subsidiaries for which deferred taxes recorded				$ 557,000,000			$ 598,000,000
Carryforward tax losses for which deferred taxes were not recorded				305,000,000			$ 581,000,000
Capital losses for which deferred taxes were not recorded			186,000,000	$ 159,000,000
Cancellation of carry-forward negative Surplus Profit	$ 60,000,000
Amount of magnesium charge DSW per tone			$ 100
Percentage of revenue generates from bromine compounds sales		12.00%	12.00%
Percentage of revenue generates from downstream phosphate products sales		12.00%	12.00%
Unrecognised DTA - Disputed NOL Reduction | €						€ 35
Israel [Member] | Preferred Enterprises Located In Development Area [Member]
Deferred income taxes [Line Items]
Income tax rate		7.50%	7.50%
Israel [Member] | Preferred Enterprises Located In Rest Of Country [Member]
Deferred income taxes [Line Items]
Income tax rate		16.00%	16.00%